Not FDIC Insured May Lose Value No Bank Guarantee
TLGIM-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Income Fund 2
Notes to Schedule of Investments 8

Templeton Global Income Fund
Schedule of Investments (unaudited), September 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 85.4%
Australia 10.0%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 19,411,000 AUD $ 9,663,064
a
Senior Bond, Reg S, 1.75%, 3/20/34 11,363,000 AUD 5,322,600
Queensland Treasury Corp. ,
Senior Bond, 2%, 8/22/33 ........ 14,810,000 AUD 7,314,463
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 17,165,000 AUD 7,995,456
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 14,214,000 AUD 7,112,292
Senior Bond, 2.25%, 11/20/34 ..... 13,925,000 AUD 6,714,935
44,122,810
Brazil 8.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 17,610,000 BRL 3,431,770
10%, 1/01/31 .................. 181,760,000 BRL 33,714,363
F, 10%, 1/01/29 ................ 9,230,000 BRL 1,750,616
38,896,749
Colombia 3.3%
Colombia Titulos de Tesoreria ,
B, 13.25%, 2/09/33 ............. 17,320,200,000 COP 4,588,760
B, 7.25%, 10/18/34 ............. 18,808,000,000 COP 3,357,070
B, 6.25%, 7/09/36 .............. 6,431,000,000 COP 1,013,276
B, 9.25%, 5/28/42 .............. 29,142,000,000 COP 5,684,234
14,643,340
Dominican Republic 2.1%
a
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 5,430,000 3,999,079
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,220,000 970,853
Senior Bond, 144A, 5.875%, 1/30/60 5,735,000 4,125,364
9,095,296
Ecuador 2.7%
a
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 21,006,000 7,862,854
Senior Note, 144A, 6%, 7/31/30 .... 8,221,000 4,218,536
12,081,390
Egypt 2.5%
a
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,030,000 596,290
Senior Bond, 144A, 7.3%, 9/30/33 .. 4,630,000 2,585,915
Senior Bond, 144A, 8.5%, 1/31/47 .. 5,360,000 2,876,337
Senior Bond, 144A, 7.903%, 2/21/48 670,000 345,217
Senior Bond, 144A, 8.7%, 3/01/49 .. 510,000 274,903
Senior Bond, 144A, 8.875%, 5/29/50 2,150,000 1,171,642
Senior Bond, 144A, 8.75%, 9/30/51 . 4,310,000 2,330,055
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,470,000 746,834
10,927,193
Germany 2.8%
a
Bundesobligation, Reg S, 10/18/24 ... 2,826,000 EUR 2,881,598
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 2,771,000 EUR 2,950,002

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Germany (continued)
a
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 6,133,000 EUR $ 6,293,979
12,125,579
Ghana 0.5%
b
Ghana Government Bond ,
PIK, 5%, 2/16/27 ............... 5,997,850 GHS 321,868
PIK, 8.5%, 2/15/28 .............. 6,002,275 GHS 283,967
PIK, 8.65%, 2/13/29 ............. 5,886,604 GHS 248,160
PIK, 8.8%, 2/12/30 .............. 5,890,945 GHS 223,976
PIK, 8.95%, 2/11/31 ............. 5,427,330 GHS 193,317
PIK, 9.1%, 2/10/32 .............. 5,431,322 GHS 183,874
PIK, 9.25%, 2/08/33 ............. 5,435,314 GHS 177,094
PIK, 9.4%, 2/07/34 .............. 3,751,859 GHS 118,901
PIK, 9.55%, 2/06/35 ............. 3,754,612 GHS 116,753
PIK, 9.7%, 2/05/36 .............. 3,757,365 GHS 115,461
PIK, 9.85%, 2/03/37 ............. 3,760,119 GHS 114,834
PIK, 10%, 2/02/38 .............. 3,762,872 GHS 114,723
2,212,928
Hungary 4.7%
Hungary Government Bond ,
1%, 11/26/25 .................. 3,157,100,000 HUF 7,424,235
3%, 10/27/27 .................. 271,500,000 HUF 621,558
4.75%, 11/24/32 ................ 5,601,400,000 HUF 12,629,872
20,675,665
India 10.3%
India Government Bond ,
7.26%, 1/14/29 ................ 1,500,000,000 INR 18,066,478
Senior Bond, 5.77%, 8/03/30 ...... 1,650,000,000 INR 18,341,061
Senior Bond, 7.26%, 8/22/32 ...... 730,990,000 INR 8,803,396
45,210,935
Indonesia 8.6%
Indonesia Government Bond ,
FR64, 6.125%, 5/15/28 .......... 162,800,000,000 IDR 10,394,972
FR68, 8.375%, 3/15/34 .......... 33,787,000,000 IDR 2,439,222
FR71, 9%, 3/15/29 .............. 237,200,000,000 IDR 17,048,779
FR87, 6.5%, 2/15/31 ............ 5,605,000,000 IDR 356,120
FR91, 6.375%, 4/15/32 .......... 15,737,000,000 IDR 994,307
FR96, 7%, 2/15/33 .............. 103,008,000,000 IDR 6,721,414
37,954,814
Malaysia 9.5%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 31,690,000 MYR 6,760,128
4.181%, 7/15/24 ................ 15,820,000 MYR 3,387,956
4.059%, 9/30/24 ................ 19,430,000 MYR 4,161,764
3.882%, 3/14/25 ................ 17,390,000 MYR 3,730,265
3.955%, 9/15/25 ................ 6,536,000 MYR 1,402,821
3.9%, 11/30/26 ................. 11,900,000 MYR 2,554,741
3.892%, 3/15/27 ................ 460,000 MYR 98,601
3.502%, 5/31/27 ................ 2,880,000 MYR 608,744
3.899%, 11/16/27 ............... 89,340,000 MYR 19,179,858
41,884,878

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 4.4%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 13,490,000 MXN $ 777,622
M, Senior Bond, 7.75%, 11/23/34 ... 41,890,000 MXN 2,050,093
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 225,790,000 MXN 11,011,151
M, Senior Bond, 8.5%, 5/31/29 ..... 35,600,000 MXN 1,911,273
M, Senior Bond, 8.5%, 11/18/38 .... 24,730,000 MXN 1,251,486
M, Senior Bond, 7.75%, 11/13/42 ... 53,240,000 MXN 2,461,909
19,463,534
Mongolia 1.1%
a
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 3,790,000 2,930,617
Senior Note, 144A, 5.125%, 4/07/26 . 600,000 561,064
Senior Note, 144A, 3.5%, 7/07/27 .. 1,690,000 1,423,215
4,914,896
Norway 1.6%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 30,878,000 NOK 2,868,938
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 28,937,000 NOK 2,612,094
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 17,165,000 NOK 1,510,370
6,991,402
Oman 0.9%
a
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 4,190,000 4,069,014
Singapore 4.5%
Singapore Government Bond ,
2.625%, 8/01/32 ................ 24,460,000 SGD 16,871,433
3.375%, 9/01/33 ................ 3,690,000 SGD 2,693,351
19,564,784
Supranational 2.7%
c
Asian Development Bank, Senior Note,
11.2%, 1/31/25 ................. 48,679,000,000 COP 11,660,148
Thailand 4.4%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 433,040,000 THB 11,643,116
1%, 6/17/27 ................... 224,500,000 THB 5,767,879
Senior Note, 0.66%, 11/22/23 ...... 68,690,000 THB 1,872,278
19,283,273
Total Foreign Government and Agency Securities (Cost $408,498,865) ............
375,778,628
U.S. Government and Agency Securities 1.8%
United States 1.8%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 2,380,000 1,928,869
3.125%, 2/15/43 ................ 1,380,000 1,068,664
3.625%, 8/15/43 ................ 4,790,000 3,998,060

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Bonds, (continued)
3.75%, 11/15/43 ................ 1,210,000 $ 1,027,366
8,022,959
Total U.S. Government and Agency Securities (Cost $9,004,722) ..................
8,022,959
Total Long Term Investments (Cost $417,503,587) ...............................
383,801,587
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, November Strike
Price 18.40 MXN, Expires 11/01/23 . 1 21,924,000 83,512
83,512
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 10,962,000 10,938
10,938
Total Options Purchased (Cost $202,687) ......................................
94,450
Short Term Investments 11.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 1.9%
Germany 1.9%
d
Germany Treasury Bills ,
a
Reg S, 10/18/23 ................ 7,622,000 EUR 8,044,958
a
Reg S, 3/20/24 ................. 523,000 EUR 543,419
8,588,377
Total Foreign Government and Agency Securities (Cost $8,831,234) ...............
8,588,377
U.S. Government and Agency Securities 8.2%
United States 8.2%
d
U.S. Treasury Bills, 10/05/23 ........ 36,200,000 36,184,117
Total U.S. Government and Agency Securities (Cost $36,178,894) .................
36,184,117

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.3%
United States 1.3%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 5,640,761 $ 5,640,761
Total Money Market Funds (Cost $5,640,761) ...................................
5,640,761
a a a a a
Total Short Term Investments (Cost $50,650,889 ) ................................
50,413,255
a a a
Total Investments (Cost $468,357,163) 98.6% ...................................
$434,309,292
Options Written (0.0)%
†
......................................................
(113,912)
Other Assets, less Liabilities 1.4% .............................................
5,968,129
Net Assets 100.0% ...........................................................
$440,163,509
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.76 MXN, Expires 2/01/24 .. 1 21,924,000 (113,912)
(113,912)
Total Options Written (Premiums received $231,298) ............................
$ (113,912)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $89,223,495, representing 20.3% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 55,812,500 678,159 10/05/23 $ — $ (6,122)
Indian Rupee ...... HSBK Sell 55,812,500 671,792 10/05/23 — (245)
Japanese Yen ...... JPHQ Buy 588,073,610 4,082,838 11/21/23 — (114,840)
Norwegian Krone ... DBAB Buy 144,930,000 13,566,287 12/11/23 7,711 —
Japanese Yen ...... BOFA Buy 1,991,921,070 13,779,914 12/14/23 — (286,972)
Japanese Yen ...... DBAB Buy 2,592,748,780 17,948,500 12/14/23 — (385,650)
Japanese Yen ...... BNDP Buy 1,906,310,460 13,090,796 12/20/23 — (163,178)
Japanese Yen ...... GSCO Buy 1,225,400,000 8,413,608 12/20/23 — (103,576)
Indian Rupee ...... HSBK Buy 55,812,500 668,878 1/08/24 — (599)
New Zealand Dollar . CITI Buy 16,040,000 9,514,737 3/20/24 96,533 —
New Zealand Dollar . JPHQ Buy 2,720,000 1,609,805 3/20/24 20,037 —
South Korean Won .. BNDP Buy 59,152,400,000 45,042,757 3/20/24 — (868,986)
South Korean Won .. MSCO Buy 3,093,000,000 2,357,443 3/20/24 — (47,655)
Japanese Yen ...... BOFA Buy 5,047,916,080 35,384,243 3/21/24 — (628,326)
Australian Dollar .... HSBK Buy 24,100,000 15,577,155 3/25/24 9,527 —
Total Forward Exchange Contracts ................................................... $133,808 $(2,606,149)
Net unrealized appreciation (depreciation) ............................................ $(2,472,341)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 10 .

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2023, the Fund held investments in affiliated management investment companies as follows:

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $16,157,932 $292,710,146 $(303,227,317) $— $— $5,640,761 5,640,761 $744,765
Total Affiliated Securities ... $16,157,932 $292,710,146 $(303,227,317) $— $— $5,640,761 $744,765
Level 1 Level 2 Level 3 Total
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 375,778,628 $ — $ 375,778,628
U.S. Government and Agency Securities ....... — 8,022,959 — 8,022,959
Options purchased ....................... — 94,450 — 94,450
Short Term Investments ................... 5,640,761 44,772,494 — 50,413,255
Total Investments in Securities ........... $5,640,761 $428,668,531 $— $434,309,292
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 133,808 $ — $ 133,808
Total Other Financial Instruments ......... $— $133,808 $— $133,808
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 113,912 $ — $ 113,912
Forward exchange contracts ................ — 2,606,149 — 2,606,149
Total Other Financial Instruments ......... $— $2,720,061 $— $2,720,061
3. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
Currency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
SGD
Singapore Dollar
THB
Thai Baht
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.